Investments in Equity Accounted Investees - Summary of Material Joint Venture (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2016 INR (₨)
Disclosure of joint ventures [line items]
Current assets	₨ 1,228,275,200		₨ 1,362,648,300		$ 17,761,300
Non-current assets	1,758,844,700		1,872,862,600		25,433,500
Current liabilities	(1,447,750,600)		(1,427,782,700)		(20,935,100)
Non-current liabilities	(981,301,900)		(894,207,200)		(14,189,800)
Cash and cash equivalents	215,598,000		147,167,500	₨ 139,867,600	3,117,600	$ 2,128,100	₨ 171,536,100
Revenue	2,993,662,400	$ 43,289,200	2,882,951,100	2,656,495,100
Net income/(loss)	(292,128,100)	(4,224,100)	66,061,900	59,563,200
Other comprehensive income	(50,076,500)	(724,400)	309,197,700	(287,597,200)
Total comprehensive income for the year	(342,204,600)	(4,948,500)	375,259,600	(228,034,000)
Depreciation and amortization	230,197,800	3,328,700	209,818,200	182,405,400
Interest income	(7,864,600)	(113,700)	(7,122,400)	(5,640,700)
Interest expense (net)	57,586,000	832,700	46,791,300	42,365,700
Income tax expense/(credit)	₨ (25,425,000)	$ (367,700)	₨ 37,678,200	35,035,600
Chery Jaguar Land Rover Automotive Co. Limited [member]
Disclosure of joint ventures [line items]
Principal activity	Manufacture and assembly of vehicles	Manufacture and assembly of vehicles
Principal place of the business	China	China
% holding	50.00%	50.00%	50.00%
Current assets	₨ 67,701,900		₨ 82,317,900		979,000
Non-current assets	130,244,700		122,184,900		1,883,400
Current liabilities	(99,923,600)		(99,298,300)		(1,444,900)
Non-current liabilities	(11,042,400)		(14,184,100)		(159,700)
Cash and cash equivalents	28,601,300		40,466,800		413,600
Current financial liabilities (excluding trade and other payables and provisions)	(25,161,900)		(3,885,200)		(363,800)
Non-current financial liabilities (excluding trade and other payables and provisions)	(11,042,300)		(13,999,600)		(159,700)
Share of net assets of material joint venture	43,490,300		45,510,200		628,900
Other consolidation adjustments	(534,900)		(1,016,200)		(7,800)
Carrying amount of the Company's interest in joint venture	42,955,400		44,494,000		$ 621,100
Revenue	155,715,000	$ 2,251,700	237,876,100	189,601,300
Net income/(loss)	1,119,500	16,200	43,381,300	27,320,600
Other comprehensive income	0	0	0	0
Total comprehensive income for the year	1,119,500	16,200	43,381,300	27,320,600
Depreciation and amortization	18,857,600	272,700	11,947,800	9,201,100
Interest income	(1,092,000)	(15,800)	(2,298,700)	(993,200)
Interest expense (net)	1,266,300	18,300	609,000	706,600
Income tax expense/(credit)	₨ 578,100	$ 8,400	₨ 11,630,500	₨ 9,014,400